Group assets and liabilities by business types (Details) - USD ($) $ in Millions		Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Analysis of operating segments
Sovereign debt		$ 40,394	$ 50,811
Other government bonds		3,923	3,875
Corporate bonds		34,494	44,157
Asset-backed securities		308	251
Total debt securities	[1]	79,119	99,094
Loans		2,429	2,562
Equity securities and holdings in collective investment schemes	[1]	57,497	61,601
Other financial investments		4,944	5,222
Total financial investments		143,989	168,479
Assets
Investment properties		35	38
Investments in joint ventures and associates accounted for using the equity method		2,010	2,183
Cash and cash equivalents		6,415	7,170	$ 6,295
Reinsurers' share of insurance contract liabilities		2,750	9,753
Other assets		11,689	11,479
Total assets		166,888	199,102
Shareholders' equity		16,109	17,088
Non-controlling interests		163	176
Total equity		16,272	17,264	16,223	$ 22,119
Liabilities
Contract liabilities and unallocated surplus of with-profits funds		128,097	157,299
Core structural borrowings		4,266	6,127
Operational borrowings		854	861
Other liabilities		17,399	17,551
Total liabilities		150,616	181,838
Total equity and liabilities		166,888	199,102
Indonesia
Analysis of operating segments
Sovereign debt		1,564	1,632
Singapore
Analysis of operating segments
Sovereign debt		4,522	5,428
Thailand
Analysis of operating segments
Sovereign debt		1,222	1,580
UK
Analysis of operating segments
Sovereign debt		5	233
US
Analysis of operating segments
Sovereign debt		24,245	32,124
Vietnam
Analysis of operating segments
Sovereign debt		2,826	3,042
Other (predominantly Asia)
Analysis of operating segments
Sovereign debt		6,010	6,772
AAA
Analysis of operating segments
Other government bonds		1,569	1,804
Corporate bonds		1,618	1,869
Asset-backed securities		235	168
AA+ to AA-
Analysis of operating segments
Other government bonds		141	59
Corporate bonds		3,847	4,420
Asset-backed securities		11	11
A+ to A-
Analysis of operating segments
Other government bonds		1,139	1,090
Corporate bonds		11,678	15,015
Asset-backed securities		36	43
BBB+ to BBB-
Analysis of operating segments
Other government bonds		396	253
Corporate bonds		13,025	16,339
Asset-backed securities		22	24
Below BBB- and unrated
Analysis of operating segments
Other government bonds		678	669
Corporate bonds		4,326	6,514
Asset-backed securities		4	5
Unrated
Analysis of operating segments
Securities excluding sovereign debt		1,056	1,130	$ 986
Mortgage loans
Analysis of operating segments
Loans		141	150
Policy loans
Analysis of operating segments
Loans		1,770	1,733
Other loans
Analysis of operating segments
Loans		518	679
Direct equities
Analysis of operating segments
Equity securities and holdings in collective investment schemes		25,122	26,155
Collective investment schemes
Analysis of operating segments
Equity securities and holdings in collective investment schemes		32,375	35,446
Insurance operations
Assets
Shareholders' equity		13,308	14,289
Operating segments | Asia and Africa
Analysis of operating segments
Sovereign debt		40,394	50,585
Other government bonds		3,923	3,875
Corporate bonds		34,494	44,157
Asset-backed securities		308	251
Total debt securities		79,119	98,868
Loans		2,429	2,562
Equity securities and holdings in collective investment schemes		57,170	60,916
Other financial investments		4,064	4,134
Total financial investments		142,782	166,480
Assets
Investment properties		35	38
Investments in joint ventures and associates accounted for using the equity method		2,010	2,183
Cash and cash equivalents		3,679	3,441
Reinsurers' share of insurance contract liabilities		2,750	9,753
Other assets		11,680	11,249
Total assets		162,936	193,144
Shareholders' equity		14,351	15,409
Non-controlling interests		163	176
Total equity		14,514	15,585
Liabilities
Contract liabilities and unallocated surplus of with-profits funds		128,097	157,299
Operational borrowings		232	266
Other liabilities		20,093	19,994
Total liabilities		148,422	177,559
Total equity and liabilities		162,936	193,144
Operating segments | Indonesia | Asia and Africa
Analysis of operating segments
Sovereign debt		1,564	1,632
Operating segments | Singapore | Asia and Africa
Analysis of operating segments
Sovereign debt		4,522	5,428
Operating segments | Thailand | Asia and Africa
Analysis of operating segments
Sovereign debt		1,222	1,580
Operating segments | UK | Asia and Africa
Analysis of operating segments
Sovereign debt		5	7
Operating segments | US | Asia and Africa
Analysis of operating segments
Sovereign debt		24,245	32,124
Operating segments | Vietnam | Asia and Africa
Analysis of operating segments
Sovereign debt		2,826	3,042
Operating segments | Other (predominantly Asia) | Asia and Africa
Analysis of operating segments
Sovereign debt		6,010	6,772
Operating segments | AAA | Asia and Africa
Analysis of operating segments
Other government bonds		1,569	1,804
Corporate bonds		1,618	1,869
Asset-backed securities		235	168
Operating segments | AA+ to AA- | Asia and Africa
Analysis of operating segments
Other government bonds		141	59
Corporate bonds		3,847	4,420
Asset-backed securities		11	11
Operating segments | A+ to A- | Asia and Africa
Analysis of operating segments
Other government bonds		1,139	1,090
Corporate bonds		11,678	15,015
Asset-backed securities		36	43
Operating segments | BBB+ to BBB- | Asia and Africa
Analysis of operating segments
Other government bonds		396	253
Corporate bonds		13,025	16,339
Asset-backed securities		22	24
Operating segments | Below BBB- and unrated | Asia and Africa
Analysis of operating segments
Other government bonds		678	669
Corporate bonds		4,326	6,514
Asset-backed securities		4	5
Operating segments | Mortgage loans | Asia and Africa
Analysis of operating segments
Loans		141	150
Operating segments | Policy loans | Asia and Africa
Analysis of operating segments
Loans		1,770	1,733
Operating segments | Other loans | Asia and Africa
Analysis of operating segments
Loans		518	679
Operating segments | Direct equities | Asia and Africa
Analysis of operating segments
Equity securities and holdings in collective investment schemes		24,797	25,472
Operating segments | Collective investment schemes | Asia and Africa
Analysis of operating segments
Equity securities and holdings in collective investment schemes		32,373	35,444
Operations within segments | Insurance operations | With-profits business | Asia and Africa
Analysis of operating segments
Sovereign debt		26,573	34,680
Other government bonds		2,741	2,509
Corporate bonds		20,129	26,003
Asset-backed securities		179	137
Total debt securities		49,622	63,329
Loans		1,901	2,033
Equity securities and holdings in collective investment schemes		33,146	34,240
Other financial investments		1,164	1,561
Total financial investments		85,833	101,163
Assets
Cash and cash equivalents		785	905
Reinsurers' share of insurance contract liabilities		2	225
Other assets		1,557	1,184
Total assets		88,177	103,477
Liabilities
Contract liabilities and unallocated surplus of with-profits funds		78,981	94,002
Operational borrowings		128	142
Other liabilities		9,068	9,333
Total liabilities		88,177	103,477
Total equity and liabilities		88,177	103,477
Operations within segments | Insurance operations | With-profits business | Indonesia | Asia and Africa
Analysis of operating segments
Sovereign debt		496	414
Operations within segments | Insurance operations | With-profits business | Singapore | Asia and Africa
Analysis of operating segments
Sovereign debt		3,176	3,684
Operations within segments | Insurance operations | With-profits business | US | Asia and Africa
Analysis of operating segments
Sovereign debt		20,961	28,552
Operations within segments | Insurance operations | With-profits business | Other (predominantly Asia) | Asia and Africa
Analysis of operating segments
Sovereign debt		1,940	2,030
Operations within segments | Insurance operations | With-profits business | AAA | Asia and Africa
Analysis of operating segments
Other government bonds		1,361	1,472
Corporate bonds		1,055	1,222
Asset-backed securities		135	88
Operations within segments | Insurance operations | With-profits business | AA+ to AA- | Asia and Africa
Analysis of operating segments
Other government bonds		101	45
Corporate bonds		1,890	2,203
Asset-backed securities		6	6
Operations within segments | Insurance operations | With-profits business | A+ to A- | Asia and Africa
Analysis of operating segments
Other government bonds		757	667
Corporate bonds		7,020	9,046
Asset-backed securities		22	26
Operations within segments | Insurance operations | With-profits business | BBB+ to BBB- | Asia and Africa
Analysis of operating segments
Other government bonds		288	121
Corporate bonds		7,657	9,523
Asset-backed securities		14	15
Operations within segments | Insurance operations | With-profits business | Below BBB- and unrated | Asia and Africa
Analysis of operating segments
Other government bonds		234	204
Corporate bonds		2,507	4,009
Asset-backed securities		2	2
Operations within segments | Insurance operations | With-profits business | Policy loans | Asia and Africa
Analysis of operating segments
Loans		1,392	1,365
Operations within segments | Insurance operations | With-profits business | Other loans | Asia and Africa
Analysis of operating segments
Loans		509	668
Operations within segments | Insurance operations | With-profits business | Direct equities | Asia and Africa
Analysis of operating segments
Equity securities and holdings in collective investment schemes		11,344	10,290
Operations within segments | Insurance operations | With-profits business | Collective investment schemes | Asia and Africa
Analysis of operating segments
Equity securities and holdings in collective investment schemes		21,802	23,950
Operations within segments | Insurance operations | Unit-linked | Asia and Africa
Analysis of operating segments
Sovereign debt		1,888	1,942
Other government bonds		279	238
Corporate bonds		2,906	3,659
Asset-backed securities		7	9
Total debt securities		5,080	5,848
Equity securities and holdings in collective investment schemes		18,206	20,516
Other financial investments		377	149
Total financial investments		23,663	26,513
Assets
Cash and cash equivalents		768	911
Other assets		172	166
Total assets		24,603	27,590
Liabilities
Contract liabilities and unallocated surplus of with-profits funds		23,037	25,651
Operational borrowings		3
Other liabilities		1,563	1,939
Total liabilities		24,603	27,590
Total equity and liabilities		24,603	27,590
Operations within segments | Insurance operations | Unit-linked | Indonesia | Asia and Africa
Analysis of operating segments
Sovereign debt		614	598
Operations within segments | Insurance operations | Unit-linked | Singapore | Asia and Africa
Analysis of operating segments
Sovereign debt		525	550
Operations within segments | Insurance operations | Unit-linked | UK | Asia and Africa
Analysis of operating segments
Sovereign debt		5	7
Operations within segments | Insurance operations | Unit-linked | US | Asia and Africa
Analysis of operating segments
Sovereign debt		22	47
Operations within segments | Insurance operations | Unit-linked | Vietnam | Asia and Africa
Analysis of operating segments
Sovereign debt		13	20
Operations within segments | Insurance operations | Unit-linked | Other (predominantly Asia) | Asia and Africa
Analysis of operating segments
Sovereign debt		709	720
Operations within segments | Insurance operations | Unit-linked | AAA | Asia and Africa
Analysis of operating segments
Other government bonds		77	86
Corporate bonds		171	236
Asset-backed securities		5	6
Operations within segments | Insurance operations | Unit-linked | AA+ to AA- | Asia and Africa
Analysis of operating segments
Other government bonds		13	2
Corporate bonds		363	359
Asset-backed securities		1	1
Operations within segments | Insurance operations | Unit-linked | A+ to A- | Asia and Africa
Analysis of operating segments
Other government bonds		125	119
Corporate bonds		529	675
Operations within segments | Insurance operations | Unit-linked | BBB+ to BBB- | Asia and Africa
Analysis of operating segments
Other government bonds		44	16
Corporate bonds		1,419	1,711
Operations within segments | Insurance operations | Unit-linked | Below BBB- and unrated | Asia and Africa
Analysis of operating segments
Other government bonds		20	15
Corporate bonds		424	678
Asset-backed securities		1	2
Operations within segments | Insurance operations | Unit-linked | Direct equities | Asia and Africa
Analysis of operating segments
Equity securities and holdings in collective investment schemes		11,305	12,812
Operations within segments | Insurance operations | Unit-linked | Collective investment schemes | Asia and Africa
Analysis of operating segments
Equity securities and holdings in collective investment schemes		6,901	7,704
Operations within segments | Insurance operations | Other business | Asia and Africa
Analysis of operating segments
Sovereign debt		11,843	13,802
Other government bonds		903	1,128
Corporate bonds		11,458	14,495
Asset-backed securities		122	105
Total debt securities		24,326	29,530
Loans		528	529
Equity securities and holdings in collective investment schemes		5,756	6,073
Other financial investments		2,427	2,318
Total financial investments		33,037	38,450
Assets
Investment properties		35	38
Investments in joint ventures and associates accounted for using the equity method		1,715	1,878
Cash and cash equivalents		1,977	1,444
Reinsurers' share of insurance contract liabilities		2,748	9,528
Other assets		9,298	9,191
Total assets		48,810	60,529
Shareholders' equity		13,308	14,289
Non-controlling interests		42	45
Total equity		13,350	14,334
Liabilities
Contract liabilities and unallocated surplus of with-profits funds		26,079	37,646
Operational borrowings		89	106
Other liabilities		9,292	8,443
Total liabilities		35,460	46,195
Total equity and liabilities		48,810	60,529
Operations within segments | Insurance operations | Other business | Indonesia | Asia and Africa
Analysis of operating segments
Sovereign debt		445	609
Operations within segments | Insurance operations | Other business | Singapore | Asia and Africa
Analysis of operating segments
Sovereign debt		767	1,068
Operations within segments | Insurance operations | Other business | Thailand | Asia and Africa
Analysis of operating segments
Sovereign debt		1,222	1,577
Operations within segments | Insurance operations | Other business | US | Asia and Africa
Analysis of operating segments
Sovereign debt		3,262	3,525
Operations within segments | Insurance operations | Other business | Vietnam | Asia and Africa
Analysis of operating segments
Sovereign debt		2,813	3,022
Operations within segments | Insurance operations | Other business | Other (predominantly Asia) | Asia and Africa
Analysis of operating segments
Sovereign debt		3,334	4,001
Operations within segments | Insurance operations | Other business | AAA | Asia and Africa
Analysis of operating segments
Other government bonds		131	246
Corporate bonds		392	411
Asset-backed securities		95	74
Operations within segments | Insurance operations | Other business | AA+ to AA- | Asia and Africa
Analysis of operating segments
Other government bonds		27	12
Corporate bonds		1,594	1,858
Asset-backed securities		4	4
Operations within segments | Insurance operations | Other business | A+ to A- | Asia and Africa
Analysis of operating segments
Other government bonds		257	304
Corporate bonds		4,129	5,294
Asset-backed securities		14	17
Operations within segments | Insurance operations | Other business | BBB+ to BBB- | Asia and Africa
Analysis of operating segments
Other government bonds		64	116
Corporate bonds		3,948	5,105
Asset-backed securities		8	9
Operations within segments | Insurance operations | Other business | Below BBB- and unrated | Asia and Africa
Analysis of operating segments
Other government bonds		424	450
Corporate bonds		1,395	1,827
Asset-backed securities		1	1
Operations within segments | Insurance operations | Other business | Mortgage loans | Asia and Africa
Analysis of operating segments
Loans		141	150
Operations within segments | Insurance operations | Other business | Policy loans | Asia and Africa
Analysis of operating segments
Loans		378	368
Operations within segments | Insurance operations | Other business | Other loans | Asia and Africa
Analysis of operating segments
Loans		9	11
Operations within segments | Insurance operations | Other business | Direct equities | Asia and Africa
Analysis of operating segments
Equity securities and holdings in collective investment schemes		2,088	2,286
Operations within segments | Insurance operations | Other business | Collective investment schemes | Asia and Africa
Analysis of operating segments
Equity securities and holdings in collective investment schemes		3,668	3,787
Operations within segments | Eastspring | Asia and Africa
Analysis of operating segments
Sovereign debt		90	161
Corporate bonds		1
Total debt securities		91	161
Equity securities and holdings in collective investment schemes		62	87
Other financial investments		96	106
Total financial investments		249	354
Assets
Investments in joint ventures and associates accounted for using the equity method		295	305
Cash and cash equivalents		149	181
Other assets		709	759
Total assets		1,402	1,599
Shareholders' equity		1,043	1,120
Non-controlling interests		121	131
Total equity		1,164	1,251
Liabilities
Operational borrowings		12	18
Other liabilities		226	330
Total liabilities		238	348
Total equity and liabilities		1,402	1,599
Operations within segments | Eastspring | Indonesia | Asia and Africa
Analysis of operating segments
Sovereign debt		9	11
Operations within segments | Eastspring | Singapore | Asia and Africa
Analysis of operating segments
Sovereign debt		54	126
Operations within segments | Eastspring | Thailand | Asia and Africa
Analysis of operating segments
Sovereign debt			3
Operations within segments | Eastspring | Other (predominantly Asia) | Asia and Africa
Analysis of operating segments
Sovereign debt		27	21
Operations within segments | Eastspring | BBB+ to BBB- | Asia and Africa
Analysis of operating segments
Corporate bonds		1
Operations within segments | Eastspring | Direct equities | Asia and Africa
Analysis of operating segments
Equity securities and holdings in collective investment schemes		60	84
Operations within segments | Eastspring | Collective investment schemes | Asia and Africa
Analysis of operating segments
Equity securities and holdings in collective investment schemes		2	3
Elimination of intra-segment amounts | Asia and Africa
Assets
Other assets		(56)	(51)
Total assets		(56)	(51)
Liabilities
Other liabilities		(56)	(51)
Total liabilities		(56)	(51)
Total equity and liabilities		(56)	(51)
Unallocated to a segment (central operations)
Analysis of operating segments
Sovereign debt			226
Total debt securities			226
Equity securities and holdings in collective investment schemes		327	685
Other financial investments		880	1,088
Total financial investments		1,207	1,999
Assets
Cash and cash equivalents		2,736	3,729
Other assets		3,419	3,608
Total assets		7,362	9,336
Shareholders' equity		1,758	1,679
Total equity		1,758	1,679
Liabilities
Core structural borrowings		4,266	6,127
Operational borrowings		622	595
Other liabilities		716	935
Total liabilities		5,604	7,657
Total equity and liabilities		7,362	9,336
Unallocated to a segment (central operations) | UK
Analysis of operating segments
Sovereign debt			226
Unallocated to a segment (central operations) | Direct equities
Analysis of operating segments
Equity securities and holdings in collective investment schemes		325	683
Unallocated to a segment (central operations) | Collective investment schemes
Analysis of operating segments
Equity securities and holdings in collective investment schemes		2	2
Inter-segment elimination
Assets
Other assets		(3,410)	(3,378)
Total assets		(3,410)	(3,378)
Liabilities
Other liabilities		(3,410)	(3,378)
Total liabilities		(3,410)	(3,378)
Total equity and liabilities		$ (3,410)	$ (3,378)

[1]	Included within equity securities and holdings in collective investment schemes and debt securities as at 30 June 2022 are $1,384 million of lent securities and assets subject to repurchase agreements (31 December 2021: $854 million).